Offsets	May 18, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-291302
Initial Filing Date	Nov. 06, 2025
Fee Offset Claimed	$ 37,520.04
Explanation for Claimed Amount	The Registrant previously paid registration fees of $37,520.04 in connection with the initial filing of this Registration Statement on Form S-1 on November 6, 2025.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	ARC Group Securities Acquisition I
Form or Filing Type	S-1
File Number	333-291302
Filing Date	Nov. 06, 2025
Fee Paid with Fee Offset Source	$ 37,520.04